Document and Entity Information	Jun. 10, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001830033
Document Type	8-K
Document Period End Date	Jun. 10, 2026
Entity Registrant Name	PureCycle Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40234
Entity Tax Identification Number	86-2293091
Entity Address, Address Line One	20 North Orange Avenue
Entity Address, Address Line Two	Suite 106
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32801
City Area Code	(877)
Local Phone Number	648-3565
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PCT
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Common Stock 0.001 Par Value Per Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of common stock, $0.001 par value per share, at an exercise price of $11.50 per share
Trading Symbol	PCTTW
Security Exchange Name	NASDAQ
Units Each Consisting Of One Share Of Common Stock 0.001 Par Value Per Share And Three Quarters Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of common stock, $0.001 par value per share, and three quarters of one warrant
Trading Symbol	PCTTU
Security Exchange Name	NASDAQ